Description Of Business And Significant Accounting Policies (Schedule Of Adoption Of Topic 842) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Description Of Business And Significant Accounting Policies [Abstract]
Operating lease ROU assets and other	$ 92